Share-Based Compensation - Omnibus Incentive Compensation Plan (Details)		6 Months Ended
	Apr. 01, 2019 USD ($) EquityInstruments	Jun. 30, 2019 EquityInstruments
RSUs
Share-Based Compensation
Number of awards granted | EquityInstruments	98,613	98,613
Fair value at grant date	$ 17.79
SARs
Share-Based Compensation
Awards that vest on each anniversary (as a percent)	33.33%
Number of awards granted | EquityInstruments	299,322	299,322
Exercise price	$ 17.79
Fair value at grant date	$ 5.8612